Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 195,497	$ 182,544	$ 162,118
Accounts receivable—Net of allowances of $3,791 and $4,224 as of December 31, 2021 and 2020, respectively	76,746	78,793	74,107
Income taxes receivable	71	318	2,037
Deferred contract costs	15,645	15,069	11,917
Other current assets	44,013	46,181	31,586
Total current assets	331,972	322,905	281,765
SOFTWARE, EQUIPMENT, AND PROPERTY—Net	139,801	135,845	101,438
OPERATING LEASE ASSETS	34,690	37,234
INTANGIBLE ASSETS—Net	1,193,275	1,213,249	1,311,917
GOODWILL	1,494,252	1,466,884	1,466,884
DEFERRED FINANCING FEES, REVOLVER—Net	2,746	2,899	746
DEFERRED CONTRACT COSTS	21,303	22,117	14,389
EQUITY METHOD INVESTMENT	10,228	10,228
OTHER ASSETS	36,630	26,165	18,416
TOTAL	3,264,897	3,237,526	3,195,555
CURRENT LIABILITIES:
Accounts payable	16,935	12,918	13,164
Accrued expenses	50,257	66,691	52,987
Income taxes payable	27,366	7,243	5,129
Current portion of long-term debt	8,000	8,000	25,381
Current portion of long-term licensing agreement—Net	2,745	2,703	2,540
Operating lease liabilities	5,821	8,052
Deferred revenues	33,395	31,042	26,514
Total current liabilities	144,519	136,649	125,715
LONG-TERM DEBT:
Term Loan	778,996	780,610	1,292,597
DEFERRED INCOME TAXES—Net	254,208	275,745	322,348
LONG-TERM LICENSING AGREEMENT—Net	32,926	33,629	36,331
OPERATING LEASE LIABILITIES	56,378	56,133
WARRANT LIABILITIES	60,342	62,478
OTHER LIABILITIES	4,770	5,785	32,770
Total liabilities	1,332,139	1,351,029	1,809,761
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY:
Redeemable non-controlling interest	14,179	14,179	14,179
STOCKHOLDERS' EQUITY:
Preferred stock, $0.0001 par; 100,000,000 shares authorized; no shares issued or outstanding
Common stock—$0.0001 par; 5,000,000,000 shares authorized; 609,768,296 and 504,274,890 shares issued and outstanding at December 31, 2021 and 2020, respectively	61	61	50
Additional paid-in capital	2,653,201	2,618,924	1,501,206
Accumulated deficit	(734,377)	(746,352)	(129,370)
Accumulated other comprehensive loss	(306)	(315)	(271)
Total stockholders' equity	1,918,579	1,872,318	1,371,615
TOTAL	$ 3,264,897	3,237,526	3,195,555
First Lien Term Loan [Member]
LONG-TERM DEBT:
Term Loan			$ 1,292,597
Term B Loan [Member]
LONG-TERM DEBT:
Term Loan		$ 780,610